INDUSTRIAL DEVELOPMENT BONDS: (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INDUSTRIAL DEVELOPMENT BONDS:
Industrial development bonds, average floating interest rate (as a percent)	0.30%	0.40%